VIA EDGAR TRANSMISSION


May 5, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      FS Variable Separate Account ("Registrant")
         First SunAmerica Life Insurance Company ("Depositor")
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-08810)
         (Central Index Key 0000931344)

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       FILE NUMBER                               PRODUCT NAME
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
033-85014                        Polaris / Polaris II
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333-102137                       Polaris Choice / Polaris Choice III
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333-143999                       Polaris Advantage
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333-146491                       Polaris II
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333-146429                       Polaris Choice III
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333-146433                       Polaris Advantage
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333-147008                       Polaris Preferred Solution
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333-157198                       Polaris Platinum III
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333-172004                       Polaris Choice IV
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333-172053                       Polaris Platinum O-Series
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

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

         1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

         2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee
Counsel